UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/01

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            11/12/01


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$417090
					(thousands)


List of Other Included Managers:

"NONE"


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    15098 314533.00SH       SOLE                314533.00
AIR PRODS & CHEMS INC COM      COM              009158106    13706 299594.00SH       SOLE                299594.00
ALBERTSONS INC COM             COM              013104104     6339 211363.00SH       SOLE                211363.00
ALLSTATE CORP (ALL)            COM              020002101    10562 240103.00SH       SOLE                240103.00
AMERICAN EXPRESS CO COM        COM              025816109    12930 333250.00SH       SOLE                333250.00
ANHEUSER BUSCH COS INC (BUD)   COM              035229103    14777 358676.00SH       SOLE                358676.00
AT&T CORP.(T)                  COM              001957109     7112 323285.00SH       SOLE                323285.00
BANK NEW YORK INC COM          COM              064057102     6949 144761.00SH       SOLE                144761.00
BANK ONE CP-NEW (ONE)          COM              06423A103     2522 70435.00 SH       SOLE                 70435.00
BANKAMERICA CP-NEW (BAC)       COM              060505104     2240 37313.00 SH       SOLE                 37313.00
BECTON DICKINSON CORP (BDX)    COM              075887109    13130 366875.00SH       SOLE                366875.00
BP AMOCO P L C SPONSORED ADR   COM              055622104      358  7177.00 SH       SOLE                  7177.00
BRISTOL MYERS SQUIBB (BMY)     COM              110122108      286  5477.00 SH       SOLE                  5477.00
CARNIVAL CORP.(CCL)            COM              143658102     7238 235750.00SH       SOLE                235750.00
CITIGROUP, INC.                COM              172967101    13850 262117.92SH       SOLE                262117.92
COMPUTER SCIENCES CORP COM     COM              205363104     7492 216528.00SH       SOLE                216528.00
CONAGRA, INC.(CAG)             COM              205887102     2168 109459.00SH       SOLE                109459.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      268 71400.00 SH       SOLE                 71400.00
DANA CORP COM                  COM              235811106     6166 264175.00SH       SOLE                264175.00
DEERE & CO (DE)                COM              244199105     4171 110201.00SH       SOLE                110201.00
DIEBOLD INC. (DBD)             COM              253651103     6064 188625.00SH       SOLE                188625.00
DONNELLEY R R & SONS COM       COM              257867101     2596 87400.00 SH       SOLE                 87400.00
EXXONMOBIL CORP (XOM)          COM              30231G102      322  3682.00 SH       SOLE                  3682.00
FEDERAL NATL MTG ASSN.(FNM)    COM              313586109     4415 51925.00 SH       SOLE                 51925.00
FORD MOTOR CO (F)              COM              345370860     8997 366470.00SH       SOLE                366470.00
FORTUNE BRANDS, INC. (FO)      COM              349631101     9698 252825.00SH       SOLE                252825.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    11782 241674.00SH       SOLE                241674.00
ILLINOIS TOOL WKS INC COM      COM              452308109     8783 138750.00SH       SOLE                138750.00
INTEL CORP (INTC)              COM              458140100    22924 783740.00SH       SOLE                783740.00
INTERNATIONAL BUS MACH COM     COM              459200101    12830 113543.00SH       SOLE                113543.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    22571 403775.00SH       SOLE                403775.00
LOCKHEED MARTIN CORP.          COM              539830109     4975 134275.00SH       SOLE                134275.00
LOWES COS INC COM              COM              548661107    18992 261780.00SH       SOLE                261780.00
MARRIOTT INTL INC NEW CL A     COM              571903202    15883 335500.00SH       SOLE                335500.00
MASCO CORP.(MAS)               COM              574599106    13083 524158.00SH       SOLE                524158.00
MATTEL, INC (MAT)              COM              577081102     3820 201925.00SH       SOLE                201925.00
MAY DEPT STORES CO COM         COM              577778103     5320 155278.00SH       SOLE                155278.00
MICROSOFT CORP COM             COM              594918104      260  3556.00 SH       SOLE                  3556.00
NORFOLK SOUTHERN CORP (NSC)    COM              655844108     4639 223582.00SH       SOLE                223582.00
PEPSICO INC COM                COM              713448108    16454 372266.00SH       SOLE                372266.00
PFIZER, INC (PFE)              COM              717081103      282  7049.00 SH       SOLE                  7049.00
PITNEY BOWES INC COM           COM              724479100    11759 279188.00SH       SOLE                279188.00
SCHERING PLOUGH CORP COM       COM              806605101    19655 542370.00SH       SOLE                542370.00
SONOCO PRODUCTS (SON)          COM              835495102     4082 164083.00SH       SOLE                164083.00
SOUTHWEST AIRLINES (LUV)       COM              844741108     1913 103475.00SH       SOLE                103475.00
TEXACO, INC. (TX)              COM              881694103    23058 345911.00SH       SOLE                345911.00
VERIZON COMMUNICATIONS COM     COM              92343V104      202  3783.00 SH       SOLE                  3783.00
WACHOVIA CORP (WB)             COM              929903102     3160 90450.00 SH       SOLE                 90450.00
WELLS FARGO & CO (WFC)         COM              949746101     9675 208385.00SH       SOLE                208385.00
XEROX CORP. (XRX)              COM              984121103     1531 159950.00SH       SOLE                159950.00